[Barrett & McNagny letterhead]

January 18, 2006

VIA EDGAR

Securities & Exchange Commission
450 Fifth Street, NW
Washington, D.C.  20549

Re:	Steel Dynamics, Inc. Commission File No. 0-21719
Form S-4 Registration Statement
(Proposed merger of Roanoke Electric Steel Corporation
(Commission File No. 0-2389) with and into a wholly-owned subsidiary of Steel Dynamics, Inc.)

To the Commission:

                On behalf of Steel Dynamics, Inc., as registrant, and as its legal counsel, I am transmitting herewith via EDGAR a Registration Statement on Form S-4, registering the proposed issuance of Steel Dynamics’ common shares to the shareholders of Roanoke Electric Steel Corporation as partial consideration in connection with the proposed merger of Roanoke with and into RS Acquisition Corporation, a wholly-owned acquisition subsidiary of Steel Dynamics.  Roanoke’s proposed proxy statement is included herewith.

                The appropriate fee, as shown, has been paid.

                Please phone me at 260-423-8905 (office) or 260-438-0958 (mobile), or email me at RSW@barrettlaw.com, with any questions or further needs you may have concerning this filing.

Sincerely,

Barrett & McNagny LLP

/s/ Robert S. Walters